Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Allowance for doubtful accounts	$ 16,627	$ 20,065